Property, Plant and Equipment - Impairment Losses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	¥ 1,089,764	¥ 651,729	[1]	¥ 495,921
Research and development expenses	492,381	368,298	[1]	325,441
Accumulated impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	(29)	(35)		(365)
Selling, general and administrative expenses	(469)	(354)		0
Research and development expenses	(293)	(41)		0
Other operating expenses	(19,224)	(191)		(13,855)
Total	¥ (20,015)	¥ (621)		¥ (14,220)

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.